Schedule of Operating Leases Weighted Average Remaining Lease Term (Details)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average remaining lease term (in years) - operating leases	6 years 5 months 1 day	7 years 2 months 1 day	7 years 11 months 15 days
Weighted average remaining lease term (in years) - operating leases	9.25%	9.25%	9.29%